HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 18, 2014	Dec. 31, 2013
Bental Industries Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of ownerhsip interest, percentage	70.00%
Cash received from sale of affiliate	$ 5,000,000
Impariment		3,319,000
Loss on sale of discontinued operation		152,000
Controlling Interest [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impariment		2,323,000
Loss on sale of discontinued operation		$ 106,000